SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION
SEGMENT INFORMATION

21.SEGMENT INFORMATION

The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer of the Company, who reviews financial information of operating segments when making decisions about allocating resources and assessing performance of the Group. An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s CODM. For the years ended December 31, 2015, 2016 and 2017, the Group’s CODM reviewed the financial information of the education business carried out by the Group on a consolidated basis. Therefore, the Group has one operating and reportable segment, which is the provision of educational services. The Group operates solely in the PRC and all of the Group’s long-lived assets are located in the PRC.